Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Provision for litigation proceedings		$ 8,550	$ 11,600
Contingent and deferred consideration		$ 30,815
SaftPay Inc [Member]
Loss Contingencies [Line Items]
Base consideration paid in cash	$ 441,000